Condensed Financial Information of the Parent Company (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
STATEMENTS OF COMPREHENSIVE LOSS
Revenues	$ 569,728,780	3,534,939,179	1,949,687,414	1,112,880,580
Cost of revenues	(533,281,887)	(3,308,800,795)	(1,829,665,386)	(1,073,731,629)
Gross profit	36,446,893	226,138,384	120,022,028	39,148,951
Operating expenses:
Research and product development	(16,903,835)	(104,881,535)	(38,994,362)	(33,369,749)
Sales and marketing	(69,978,901)	(434,191,090)	(110,070,612)	(57,993,819)
General and administrative	(26,913,523)	(166,987,647)	(69,678,933)	(62,005,515)	(905,371)	(5,617,466)	(4,026,494)	(2,090,100)
Share of loss of subsidiaries and affiliated entities					(71,907,771)	(446,158,957)	(77,414,051)	(108,975,736)
Other operating income	1,112,370	6,901,814	1,688,560	773,727	66,928	415,259
Total operating expenses	(112,683,889)	(699,158,458)	(217,055,347)	(152,595,356)	(72,746,214)	(451,361,164)	(81,440,545)	(111,065,836)
Loss from operations	(76,236,996)	(473,020,074)	(97,033,319)	(113,446,405)	(72,746,214)	(451,361,164)	(81,440,545)	(111,065,836)
Other income/(expense)
Interest income	5,042,000	31,283,593	16,163,339	7,431,724	1,066,730	6,618,634	1,737,572	4,356,806
Foreign exchange related gains / (losses), net	(859,627)	(5,333,644)	1,286,468	(740,678)	(502,097)	(3,115,321)	70,894	(480,893)
Other income, net	(126,958)	(787,726)	(48,567)	(356,674)
Loss before income tax expense	(72,181,581)	(447,857,851)	(79,632,079)	(107,112,033)	(72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)
Income tax expense				(77,890)
Net loss	(72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)	(72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)
Deemed dividends to preferred shareholders	(2,515,216)	(15,605,908)	(59,428,400)		(2,515,216)	(15,605,908)	(59,428,400)
Net loss attributable to ordinary shareholders	(74,696,797)	(463,463,759)	(139,060,479)	(107,189,923)	(74,696,797)	(463,463,759)	(139,060,479)	(107,189,923)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(218,783)	(1,357,458)	(4,857,417)	(62,321)	(218,783)	(1,357,458)	(5,331,216)	(237,281)
Comprehensive loss	$ (72,400,364)	(449,215,309)	(84,489,496)	(107,252,244)	$ (72,400,364)	(449,215,309)	(84,963,295)	(107,427,204)